CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors Life Insurance Company(R) Variable Account A, 33-65409 (1933 Act File No. 33-65409, 1940 Act File No. 811-07299)
("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 4 ("Amendment No. 4") to its Registration Statement and (b) that Amendment No. 4 was filed electronically.

Dated:  May 3, 2000                         By:  /s/ Mark F. Muething
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                                                     Mark F. Muething